Provision for Conversion of Preferred Stock (Detail Textuals) - USD ($)	1 Months Ended									3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 29, 2016	Oct. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Aug. 31, 2015	Aug. 21, 2015	Jul. 31, 2015	Apr. 30, 2015	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Sep. 30, 2015	Aug. 20, 2015	Jun. 30, 2015
Conversion of Stock [Line Items]
Fair value of the conversion feature	$ 118,821				$ 84,090					$ 24,428	$ 118,821		$ 24,428		$ 118,821	$ 84,090	$ 25,051	$ 75,488
Change in fair value of conversion rights of preferred stock										$ 0		$ 61,058	$ (88,532)	$ 82,872
Series A Preferred stock
Conversion of Stock [Line Items]
Minimum equity financing under down-round protection feature								$ 286,000	$ 1,000,000						$ 1,000,000
Maximum common stock issuance price per share (in dollars per share)	$ 2.50								$ 2.50		$ 2.50				$ 2.50
Fair value of the conversion feature																				$ 700,000
Proceeds received from the Series B financing						$ 5,000,000
Number of additional shares issued								180,000
Shares issued, price per share (in dollars per share)							$ 2.50
Change in fair value of conversion rights of preferred stock															$ 0	986,000
Number of shares converted						580,000	580,000
Conversion price						$ 2.50
Series B Preferred Stock
Conversion of Stock [Line Items]
Maximum common stock issuance price per share (in dollars per share)						$ 1,000
Proceeds received from the Series B financing						$ 5,000,000	$ 5,000,000
Number of additional shares issued							1,232,000
Shares issued, price per share (in dollars per share)							$ 0.80												$ 0.80
Change in fair value of conversion rights of preferred stock							$ 986,000								$ 48,564	$ 17,945
Number of shares converted				8	500	13,165,500				84	461		739,625		4,031
Conversion price	$ 0.25	$ 0.25	$ 0.40	$ 0.80	$ 0.80	$ 0.25				$ 0.25			$ 0.25		$ 0.25